COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments, License Agreement, Liens and Pledges) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease commitments:
Rent expense	$ 167,000	$ 119,000	$ 131,000	$ 126,000
License Agreement:
Royalty percent on foreign sales	7.00%
Royalty percent on sales under threshold in the US	7.00%
Sales threshold for determining royalty fee	10,000,000
Royalty percent on sales exceeding threshold in the US	10.00%
Royalties expenses	136,000	39,000
Liens and pledges
Restricted cash	37,000
Building [Member]
Operating Leased Assets [Line Items]
2013	345,000
2014	320,000
2015	122,000
Total aggregate future minimum lease obligations	787,000
Vehicles [Member]
Operating Leased Assets [Line Items]
2013	58,000
2014	46,000
2015	22,000
Total aggregate future minimum lease obligations	$ 126,000